Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes [Abstract]
INCOME TAXES

NOTE 15:- INCOME TAXES

a.	Corporate tax rate:

The standard tax rate in Israel was 23% during the years ended December 31, 2024 and 2023.

b.	Law for the Encouragement of Capital Investments, 1959:

The Law for the Encouragement of Capital Investments, 1959, generally referred to as the Investment Law, provides certain incentives for capital investments in production facilities (or other eligible assets).

The Investment Law was significantly amended effective on January 1, 2011, and on January 1, 2017 under amendment 73, or the 2017 Amendment. The 2017 Amendment introduces new benefits for Technological Enterprises, alongside the existing tax benefits.

The 2017 Amendment was enacted as part of the Economic Efficiency Law that was published on December 29, 2016, and is effective as of January 1, 2017. The 2017 Amendment included new tax benefits for “Technological Enterprises,” as described below, and is in addition to the other existing tax beneficial programs under the Investment Law.

The 2017 Amendment provides that a technology company satisfying certain conditions should qualify as a “Preferred Technology Enterprises,” or PTE, granting a 12% tax rate in central Israel on income deriving from Benefited Intangible Assets, subject to a number of conditions being fulfilled, including a minimal amount or ratio of annual R&D expenditure and R&D employees, as well as having at least 25% of annual income derived from exports to large markets. PTE is defined as an enterprise which meets the aforementioned conditions and for which total consolidated revenues of its parent company and all subsidiaries are less than NIS 10 billion.

The Company has not adopted the PTE status currently, but believe it is eligible for the PTE status in future tax years.

c.	Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an “industrial company” under the above law and as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of other intangible property rights for tax purposes.

d.	Deferred tax assets and liabilities:

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Deferred taxes are computed using the standard tax rates of 23%. The expected tax rate can be lower as a preferred technologic enterprise and depends on the fulfillment of conditions set forth in the law.

Significant components of the Company deferred tax assets and liabilities are as follows:

	December 31,
	2024	2023

Net operating loss carryforward	$2,066,962	$1,845,821
Research and development expenses	205,513	218,728
Provision for warranty	3,450	9,584
Provision for vacation and convalescence	82,579	69,048
Provision for severance, net	60,911	70,656
Provision for credit losses	186,377	74,741
Issuance cost	203,045	184,781
Operating lease liabilities	109,368	103,698

Deferred tax assets before valuation allowance	2,918,205	2,577,057

Valuation allowance	(2,808,837)	(2,473,359)

Net deferred tax assets	109,368	103,698

Operating lease right of use assets	(109,368)	(103,698)

Total deferred tax liability	(109,368)	(103,698)

Net deferred tax assets	$-	$-

The net changes in the total valuation allowance as of December 31, 2024 and 2023, are comprised as follows:

	December 31,
	2024	2023

Balance at beginning of year	$2,473,359	$1,907,486
Additions during the year	444,846	565,873

Balance at the end of year	$2,918,205	$2,473,359

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets depends on the generation of future taxable income during the periods in which those temporary differences or carry-forwards are deductible. Based on the level of historical taxable losses, management has reduced the deferred tax assets with a valuation allowance to the amount to be realized.

e.	As of December 31, 2024 and December 31, 2023, the operating loss carry-forwards amounted to $8,963,038 and $8,025,307, respectively. Operating losses in Israel may be carried forward indefinitely to offset against future taxable operational income.

As of December 31, 2024, the open tax years that are subject to review by the applicable taxing authorities for the Company are 2020 and subsequent years.

f.	Reconciliation of the theoretical tax expense to actual tax expense:

The main reconciling item between the statutory tax rate of the Company and the effective rate is the provision for a full valuation allowance in respect of tax benefits from carry forward tax losses due to the uncertainty of the realization of such tax benefits (see above).